Income Taxes (Change in Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 18,040	$ 16,984
Additions based on tax positions related to current year	3,324	1,067
Additions based on tax positions related to prior years	0	0
Deductions based on tax positions related to prior years	(9)	(11)
Reductions of allocated tax attributes from GV	(20,450)	0
Balance at the end of year	$ 905	$ 18,040